Intangible Assets other than Goodwill - Summary of Significant Specific Intangible Assets (Details) ₩ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)
Software | S/4HANA ERP license
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 4,276	₩ 5,742
Remaining amortisation period of intangible assets material to entity		2 years 11 months	3 years 11 months
Copyrights, patents rights and other industrial rights | Contributions to APR NRC DC
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 12,523	₩ 16,697
Remaining amortisation period of intangible assets material to entity		3 years	4 years
Mining rights | Mining right of Bylong mine
Disclosure of intangible assets material to entity [line items]
Carrying value | $				$ 0	$ 0
Remaining amortisation period of intangible assets material to entity	[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.
Usage rights of donated assets and other | Sejong Haengbogdosi sharing charge
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 8,697	₩ 13,235
Remaining amortisation period of intangible assets material to entity		1 year 11 months	2 years 11 months
Usage rights of donated assets and other | Right of use electricity and gas supply facility (Community district of Songdo)
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 5,799	₩ 6,853
Remaining amortisation period of intangible assets material to entity		5 years 6 months	6 years 6 months
Others | Occupancy and use of public waters
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 65,389	₩ 70,800
Remaining amortisation period of intangible assets material to entity		12 years 1 month	13 years 1 month
Others | Greenhouse gas emissions rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 135,534	₩ 107,086
Others | Business rights
Disclosure of intangible assets material to entity [line items]
Carrying value		₩ 143,216	₩ 148,964
Remaining amortisation period of intangible assets material to entity		24 years 11 months	25 years 11 months

[1]	The carrying amount of mining rights is nil, because KEPCO Australia Pty., Ltd. and KEPCO Bylong Australia Pty., Ltd. had recognized impairment losses in full.